Label	Element	Value
Grayscale Future Of Finance ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grayscale Future of Finance ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Grayscale Future of Finance ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Bloomberg Grayscale Future of Finance Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will not invest in digital assets directly or through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to digital assets by virtue of its investments in companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments. Because the Fund will not invest directly in any digital assets, it will not track price movements of any digital assets.
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Bloomberg Grayscale Future of Finance Index
The Index is designed by Bloomberg Index Services Limited (the “Index Provider”) to consist of U.S. and non-U.S. equity securities of companies that have been classified by the Index Provider as providing exposure to the “Future of Finance”, as identified by the intersection of finance, technology and digital assets (collectively, “Future of Finance Companies”). In constructing the Index, the Index Provider identifies three core categories as the universe of Future of Finance Companies:
1) Financial Foundations – companies involved in the enabling of buying, selling, and transacting in digital assets, including asset managers, exchanges, brokerages, and wealth managers;
2) Technology Solutions – companies involved in the development of the infrastructure to create applications utilizing blockchain technology, including companies providing technology through data and transaction processing; and
3) Digital Asset Infrastructure – companies involved in the supply of infrastructure around the digital asset ecosystem, including the mining of digital assets, hardware providers, and energy and resource management providers.
The Index Provider determines eligible Future of Finance Companies based on a multistep process which is constructed to utilize both analyst expertise and data analytics. The process begins with the generation of a preliminary list of companies by Bloomberg
Intelligence analysts and a list of key terms associated with Future of Finance Companies. Next, company filings are scraped for occurrences associated with the key terms related to Future of Finance Companies. This process also utilizes methods for synonym-matching to reduce variability in frequency counts due to corporate communication styles. Documents scraped include, but are not limited to, publicly available company filings such as 10-Ks, 10-Qs, 8-Ks, S-1s, S-3s, and similar documents for foreign securities, investor presentations, quarterly earnings reports, earnings call transcripts, press releases, news articles or media coverage. Additional steps are taken for the resulting list of equity securities to measure consistency in trading as a group. Daily price changes of the individual basket members are compared to the group’s mean. This approach affirms companies with a strong correlation to Future of Finance Companies. Companies having a weak or indeterminate correlation may be re-evaluated for inclusion.
In addition, the Index Provider assigns Future of Finance Companies a Revenue Score, Theme Score, and Regulatory Score ranging from high (1), medium (2), to low (3) (each as further described below).
1) Revenue Score – measures the exposure each Future of Finance Company is anticipated to have to the Future of Finance theme over the next two years.
2) Theme Score – measures the relative importance of a Future of Finance Company to the involvement and development of the Future of Finance theme.
3) Regulatory Score – measures the risk associated with a Future of Finance Company to the current regulatory landscape as well as any potential changes in regulation.
A company must have a score of high (1) or medium (2) in each of the three measures in order to qualify for inclusion in the Index, unless the Index would be comprised of fewer than 20 companies, in which case a company can have a score of low (3) for the Revenue Score.
Revenue Score Description
The Revenue Score uses the following revenue-based thresholds, which are based on the current or expected subsequent two-year (T+2) revenue of such company as a percentage of its overall revenue.
The threshold for high (1) reflects revenue greater than or equal to 50%, medium (2) reflects revenue between 20-50%, and low (3) reflects revenue less than 20%.
Theme Score Description
The Theme Score takes into account key metrics for each company such as company outlooks, competitive advantages, current and prospective product pipelines, and brand and presence in the space to account for exposure to the theme. In addition, the Index compares the company’s revenue from one of the three Index investment categories relative to the entire category. Note that this is distinct from the Revenue Score described above, which is solely with respect to the company’s overall revenue itself as opposed to relative to the investment category in which that company falls under.
The Theme Score is designed to reflect the breadth and size of each investment category, as each investment category has a different number of companies and varying market sizes.
The threshold for high (1) reflects the top quartile of companies in a given investment category, medium (2) reflects the second and third quartile of companies in a given investment category, and low (3) reflects the bottom quartile of companies in a given investment category.
Regulatory Score Description
The Regulatory Score seeks to measure how much revenue exposure a given company has to a geographic region and/or single country that exercises a high level of regulatory, political or policy scrutiny with respect to the core investment categories. The Regulatory Score takes into account applicable laws, rules and regulations, including, but not limited to, those related to digital mining and exchanges as well as financial services within the relevant geographic region or country in which the company resides.
The threshold for high (1) reflects little to no geographic and industry risk associated with the company’s revenue, medium (2) reflects uncertain geographic and industry risk associated with the company’s revenue, and low (3) reflects high geographic and industry risk associated with the company’s revenue.
Further, for inclusion in the Index, companies that are identified as part of the universe described above must be a U.S. and/or non-U.S. common stock, ordinary share, or depositary receipt and must have a 90-day average value traded of at least $1 million. Companies included in the Index must have a market capitalization of at least US$100 million. The foregoing liquidity and market capitalization thresholds are reduced as necessary to seek a minimum of 20 Index components. The Index includes companies in developed and emerging markets.
The Index is reconstituted and rebalanced quarterly after the close of business on the last trading day (“Effective Date”) of each March, June, September, and December, based on data as of the last week of each month prior to the applicable reconstitution and rebalance period of the Index.
At the time of each reconstitution and rebalance of the Index, the Index components are market capitalization-weighted, subject to a maximum weight of 8% per issuer for the five largest components by market capitalization and 4% for each other component. Any excess weight due to the foregoing adjustments will be reallocated proportionally to the unaffected securities. If the number of Index components is less than or equal to twenty, then the three largest components by market capitalization will be subject to a maximum weight of 15% and each other component will be subject to a maximum weight of 4.5%. If the excess weight cannot be fully allocated, then all Index components will be equally weighted. Component weights and index shares are finalized ten business days prior to the applicable reconstitution and rebalance of the Index.
A “blockchain” is a digital series of records stored across a decentralized network that uses cryptography to create a secure and verified history of transactions. The decentralized nature of a blockchain utilizes and relies on multiple “nodes” to continuously update and certify the accuracy of information in the chain, mitigating the risks associated with centralized networks, where a single source can be tampered with to change information across a network. Blockchain technology can be used to record transactions involving tangible, intangible, and digital assets, and a blockchain may be constrained to certain users or companies or open to the public.
Blockchain networks may also be used to track the purchase, sale, or exchange of digital assets. Digital assets are a form of digital currency that can be used to purchase goods or services from certain vendors or can be purchased or sold like an investment asset. Digital assets generally rely on a blockchain to maintain the integrity of their transaction histories, and new amounts of a digital asset are added to the available supply based on the completion of certain complex mathematical problems — a process known as digital asset “mining”.
Future of Finance Companies may include small- and medium-capitalized companies and may also include foreign and emerging market issuers. As of March 31, 2024, the Index was composed of 22 constituents. The Index was established in 2021 and is owned and maintained by the Index Provider. The Index Provider has partnered with the Fund’s investment adviser to co-develop the methodology used to determine the securities included in the Index.
As of March 31, 2024, the Information Technology and Financials sectors represented a significant portion of the Index.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than if it were a diversified fund. To the extent the Index concentrates (i.e., allocates more than 25% of its holdings) in the securities of a particular industry or group of related industries, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., allocates more than 25% of its holdings) in the securities of a particular industry or group of related industries, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments to approximately the same extent as the Index
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at etfs.grayscale.com/gfof.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etfs.grayscale.com/gfof
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 70.69% for the quarter ended December 31, 2023, and the lowest quarterly return was -17.71% for the quarter ended September 30, 2023.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	70.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Grayscale Future Of Finance ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Grayscale Future Of Finance ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Future of Finance Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Grayscale Future Of Finance ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Grayscale Future Of Finance ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Grayscale Future Of Finance ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Grayscale Future Of Finance ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Grayscale Future Of Finance ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Grayscale Future Of Finance ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Grayscale Future Of Finance ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Grayscale Future Of Finance ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Grayscale Future Of Finance ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Grayscale Future Of Finance ETF | Financial Technology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.
Grayscale Future Of Finance ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Future of Finance Companies Risk. Future of Finance Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. An investment in a Future of Finance Company may be subject to the following risks:
•Blockchain technology is new and many of its uses may be untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Future of Finance Companies.
•Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.
•Competing platforms, technologies, and patents. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a Future of Finance Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Future of Finance Company’s business, financial condition and results of operations.
•Cyber security incidents. Cyber security incidents may compromise an issuer, its operations, or its business. Cyber security incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.
•Key personnel risk. Future of Finance Companies rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Future of Finance Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.
•Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented on a blockchain and trade on a digital asset exchange may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a digital asset exchange, depending on the platform’s controls and other policies. The more lenient a digital asset exchange is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a digital asset exchange.
•Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology or digital assets will not have a negative impact on the value of such technologies and of the companies in the which the Fund invests.
•Network amendment risk. Significant contributors to all or any digital asset network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a Future of Finance Company. For example, with respect to the bitcoin network, a small group of individuals contribute to the bitcoin network’s source code. Those individuals can propose refinements or improvements to the bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. To the extent that a significant majority of the users and miners on the bitcoin network install such software upgrade(s), the bitcoin network would be subject to new protocols and software that may adversely affect Future of Finance Companies.
•Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.
•Reliance on digital assets. Future of Finance Companies rely heavily on the success of the digital currency industry, the development and acceptance of which is subject to a variety of factors that are difficult to evaluate. Digital assets are assets designed to act as a medium of exchange. Digital assets are an emerging asset class. There are thousands of digital assets, the most well-known of which is bitcoin. Digital assets generally operate without a central authority (such as a bank) and are not backed by any government. Digital assets are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of bitcoin has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), digital assets are susceptible to theft, loss, and destruction. Digital asset exchanges and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Digital asset exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility. Volatility of digital assets may have a material adverse effect on a Future of Finance Company’s business, financial condition, and results of operation.
•Line of business risk. Some Future of Finance Companies are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Blockchain Technology Is New And Many Of Its Uses May Be Untested Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Blockchain technology is new and many of its uses may be untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Future of Finance Companies.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Theft, Loss Or Destruction Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Competing Platforms, Technologies, And Patents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Competing platforms, technologies, and patents. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a Future of Finance Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Future of Finance Company’s business, financial condition and results of operations.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Cyber Security Incidents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cyber security incidents. Cyber security incidents may compromise an issuer, its operations, or its business. Cyber security incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Key Personnel Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Key personnel risk. Future of Finance Companies rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Future of Finance Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Lack Of Liquid Markets And Possible Manipulation Of Blockchain-Based Assets R isk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented on a blockchain and trade on a digital asset exchange may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a digital asset exchange, depending on the platform’s controls and other policies. The more lenient a digital asset exchange is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a digital asset exchange.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Lack Of Regulation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology or digital assets will not have a negative impact on the value of such technologies and of the companies in the which the Fund invests.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Network Amendment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Network amendment risk. Significant contributors to all or any digital asset network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a Future of Finance Company. For example, with respect to the bitcoin network, a small group of individuals contribute to the bitcoin network’s source code. Those individuals can propose refinements or improvements to the bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. To the extent that a significant majority of the users and miners on the bitcoin network install such software upgrade(s), the bitcoin network would be subject to new protocols and software that may adversely affect Future of Finance Companies.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Third Party Product Defects Or Vulnerabilities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Reliance On Digital Assets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Reliance on digital assets. Future of Finance Companies rely heavily on the success of the digital currency industry, the development and acceptance of which is subject to a variety of factors that are difficult to evaluate. Digital assets are assets designed to act as a medium of exchange. Digital assets are an emerging asset class. There are thousands of digital assets, the most well-known of which is bitcoin. Digital assets generally operate without a central authority (such as a bank) and are not backed by any government. Digital assets are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of bitcoin has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), digital assets are susceptible to theft, loss, and destruction. Digital asset exchanges and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Digital asset exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility. Volatility of digital assets may have a material adverse effect on a Future of Finance Company’s business, financial condition, and results of operation.
Grayscale Future Of Finance ETF | Future Of Finance Companies Risk, Line Of Business Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Line of business risk. Some Future of Finance Companies are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
Grayscale Future Of Finance ETF | Geographic Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
Grayscale Future Of Finance ETF | Index Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Methodology Risk. The Index may not include all Future of Finance Companies around the globe because the Index includes only those companies meeting the Index criteria, including liquidity and market capitalization requirements. In addition, companies that would otherwise be included in the Index might be excluded from the Index if they omit disclosure of, or do not use key terms associated with, their blockchain technology or digital asset activities in regulatory filings or otherwise keep such work hidden from public (and the Index Provider’s) view.
Grayscale Future Of Finance ETF | Index Provider Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Grayscale Future Of Finance ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Grayscale Future Of Finance ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be nimbler and more responsive to new challenges than large-capitalization companies. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Grayscale Future Of Finance ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Grayscale Future Of Finance ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be nimbler and more responsive to new challenges than large-capitalization companies. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Grayscale Future Of Finance ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Grayscale Future Of Finance ETF | Non-Diversification Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.
Grayscale Future Of Finance ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Grayscale Future Of Finance ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Financial Sector Risk. This sector, which includes banks and financial service firms, can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. This sector has experienced significant losses in the recent past, and the impact of higher interest rates, more stringent capital requirements, and of recent or future regulation on any individual financial company, or on the sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in the financial sector and have caused significant losses.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Grayscale Future Of Finance ETF | Sector Risk, Financial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Sector Risk. This sector, which includes banks and financial service firms, can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. This sector has experienced significant losses in the recent past, and the impact of higher interest rates, more stringent capital requirements, and of recent or future regulation on any individual financial company, or on the sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in the financial sector and have caused significant losses.
Grayscale Future Of Finance ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Grayscale Future Of Finance ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
Grayscale Future Of Finance ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Grayscale Future Of Finance ETF | Bloomberg Grayscale Future of Finance Net Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Grayscale Future of Finance Net Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	142.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(16.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2022
Grayscale Future Of Finance ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2022
Grayscale Future Of Finance ETF | Grayscale Future Of Finance ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GFOF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2023	rr_AnnualReturn2023	145.73%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	145.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(15.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2022
Grayscale Future Of Finance ETF | Grayscale Future Of Finance ETF Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	141.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(16.40%)
Grayscale Future Of Finance ETF | Grayscale Future Of Finance ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	86.34%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.00%)